Ford Credit Auto Owner Trust 2012-A

Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	3

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018

Total	$1,610,360,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,401,116.77
Principal:
Principal Collections	$32,005,828.51
Prepayments in Full	$36,853,805.94
Liquidation Proceeds	$499,599.04
Recoveries	$0.00

Sub Total	$69,359,233.49

Collections	$74,760,350.26

Purchase Amounts:
Purchase Amounts Related to Principal	$226,261.50
Purchase Amounts Related to Interest	$831.73

Sub Total	$227,093.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$74,987,443.49

Ford Credit Auto Owner Trust 2012-A

Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	3

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$74,987,443.49
Servicing Fee	$1,241,098.17	$1,241,098.17	$0.00	$0.00	$73,746,345.32
Interest—Class A-1 Notes	$69,638.00	$69,638.00	$0.00	$0.00	$73,676,707.32
Interest—Class A-2 Notes	$234,825.00	$234,825.00	$0.00	$0.00	$73,441,882.32
Interest—Class A-3 Notes	$383,460.00	$383,460.00	$0.00	$0.00	$73,058,422.32
Interest—Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$72,907,810.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$72,907,810.65
Interest—Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$72,833,613.32
Second Priority Principal Payment	$23,385,342.11	$23,385,342.11	$0.00	$0.00	$49,448,271.21
Interest—Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$49,385,131.21
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$17,815,131.21
Interest—Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$17,737,784.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,737,784.71
Regular Principal Payment	$119,612,930.34	$17,737,784.71	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$74,987,443.49

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$23,385,342.11
Third Priority Principal Payment	$31,570,000.00
Regular Principal Payment	$17,737,784.71

Total	$72,693,126.82

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance
Class A-1 Notes	$72,693,126.82	$213.55	$69,638.00	$0.20	$72,762,764.82	$213.75
Class A-2 Notes	$0.00	$0.00	$234,825.00	$0.52	$234,825.00	$0.52
Class A-3 Notes	$0.00	$0.00	$383,460.00	$0.70	$383,460.00	$0.70
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45

Total	$72,693,126.82	$45.14	$1,053,218.50	$0.65	$73,746,345.32	$45.79

Ford Credit Auto Owner Trust 2012-A

Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$174,568,272.45	0.5128328	$101,875,145.63	0.2992807
Class A-2 Notes	$454,500,000.00	1.0000000	$454,500,000.00	1.0000000
Class A-3 Notes	$547,800,000.00	1.0000000	$547,800,000.00	1.0000000
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000

Total	$1,444,528,272.45	0.8970220	$1,371,835,145.63	0.8518810

Pool Information
Weighted Average APR		4.531%		4.506%
Weighted Average Remaining Term		56.57		55.79
Number of Receivables Outstanding		67,953		64,481
Pool Balance		$1,489,317,805.10		$1,419,539,245.13
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$1,425,591,317.86		$1,358,002,930.34
Pool Factor		0.9042464		0.8618800

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$21,293,088.68
Yield Supplement Overcollateralization Amount	$61,536,314.79
Targeted Overcollateralization Amount	$66,359,137.88
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$47,704,099.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A

Monthly Investor Report

Collection Period	March 2012
Payment Date	4/16/2012
Transaction Month	3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		250	$193,064.98
(Recoveries)		0	$0.00

Net Losses for Current Collection Period			$193,064.98
Cumulative Net Losses Last Collection Period			$7,287.03

Cumulative Net Losses for all Collection Periods			$200,352.01

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.16%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.58%	386	$8,263,000.01
61-90 Days Delinquent	0.03%	18	$468,928.38
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.62%	404	$8,731,928.39

Repossession Inventory:
Repossessed in the Current Collection Period		24	$623,214.12
Total Repossessed Inventory		27	$769,546.33

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0003%
Preceding Collection Period			0.0054%
Current Collection Period			0.1593%
Three Month Average			0.0550%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0042%
Preceding Collection Period			0.0177%
Current Collection Period			0.0279%
Three Month Average			0.0166%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto

Assistant Treasurer